Standards Issued But not Yet Effective	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [text block] [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
4.	Standards issued but not yet effective

The standards and interpretations relevant to the Group, that are issued, but not yet effective, up to the date of issuance of the financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective:

-	Amendments to IAS 1 and IAS 8: Definition of Material

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ‘Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity’.

The amendments to the definition of material is not expected to have a significant impact on the Group’s consolidated financial statements.

Amendments to IFRS 3: Business definition

In October 2018, the IASB issued amendments to IFRS 3 “Business combinations” to help entities determine when a set of acquired activities and assets is a business or not. The minimum requirements for a business are clarified, the evaluation of whether a market participant is capable of replacing any missing element is eliminated, a guide is added to help entities assess whether an acquired process is significant, specifies definition of business and products and introduces an optional test of fair value concentration. New illustrative examples were provided along with the modifications.

These modifications are applied prospectively to transactions or events that occur on or after the entry into force, the consolidated financial statements of the Group will not be affected by these modifications.